Loans and Advances to Customers (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Net Loans and Advances to Customers

	Group
	2019 £m	2018 £m

Loans secured on residential properties	165,356	157,957
Corporate loans	27,043	27,763
Finance leases	6,264	6,821
Secured advances	0	—
Other unsecured loans	7,096	7,554
Amounts due from fellow Banco Santander subsidiaries and joint ventures	2,366	1,997
Amounts due from Santander UK Group Holdings plc	8	17
Amounts due from subsidiaries	0	—

Loans and advances to customers	208,133	202,109
Credit impairment loss allowances on loans and advances to customers	(785)	(751)
RV and voluntary termination provisions on finance leases	(61)	(69)

Net loans and advances to customers	207,287	201,289

Summary of Finance Lease and Hire Purchase Contract Receivables
Finance lease and hire purchase contract receivables may be analysed as follows:

	Group
	2019			2018
	Gross investment £m	Unearned finance income £m	Net investment £m	Gross investment £m	Unearned finance income £m	Net investment £m

No later than one year	2,650	(371)	2,279	3,730	(210)	3,520
Later than one year and not later than two years	1,829	(207)	1,622	1,839	(148)	1,691
Later than two years and not later than three years	1,047	(119)	928	1,056	(87)	969
Later than three years and not later than four years	473	(54)	419	488	(39)	449
Later than four years and not later than five years	41	(4)	37	32	(4)	28
Later than five years	1,116	(137)	979	210	(46)	164

	7,156	(892)	6,264	7,355	(534)	6,821